CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY
Common shares, shares issued (in shares)	109,943,594	101,302,404	101,302,404
Common shares, shares outstanding (in shares)	109,943,594	101,302,404	101,302,404
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00